ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2019	2020

Accrued payroll and staff welfare	$10,986	$9,018
Individual income tax withheld	473	437
VAT and other taxes payable	2,484	7,586
Accrued professional fees	1,209	1,806
Accrued advertising fees	9,525	19,798
Credit card processing charges	323	429
Accrued sales return (1)	381	586
Current portion of finance lease liabilities	308	41
Others (2)	2,953	2,482
Total	$28,642	$42,183
(1)	Accrued sales return represents the estimated sales return at the end of each of the respective years. Movements during the respective years are as follows:
(2)	Others mainly include deposits from vendors and accrued utilities.

Schedule of movements in accrued sales return

	Year ended December 31,
	2019	2020
Balance at January 1	$1,336	$381
Allowance for sales return accrued in the year	3,546	6,222
Utilization of accrued sales return allowance	(4,501)	(6,017)
Balance at December 31	$381	$586